Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603

January 19, 2022

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re: Guggenheim Defined Portfolios, Series 2200

Convertible & Income Portfolio of Funds, Series 36

Floating Rate & Dividend Growth Portfolio, Series 25
File No. 333-262068

Ladies and Gentlemen:

On behalf of Guggenheim Funds Distributors, LLC, depositor, sponsor and underwriter of the Guggenheim Defined Portfolios, Series 2200, consisting of the above-captioned trusts (the “Trusts”), there is enclosed Amendment No. 1 to the Registration Statement on Form S-6 relating to securities of Guggenheim Defined Portfolios, Series 2200 (the “Fund”).

The Reference Trust Agreement was entered into by Guggenheim Funds Distributors, LLC, as Depositor, and The Bank of New York Mellon, as Trustee, on the date hereof, and Securities (or delivery statements relating to contracts for the purchase thereof) in the aggregate amount of the portfolio(s) have been deposited with the Trustee. In connection therewith the Trustee is prepared to establish book entry positions which are being retained by the Trustee for delivery after the effectiveness of the Registration Statement.

In addition to Amendment No. 1, the exhibits listed therein are submitted herewith.

Except as indicated in the Memorandum of Changes, the changes in the Prospectus represent primarily responses to the staff of the Securities & Exchange Commission’s comments, the completion of various statements regarding the Securities deposited in the Trusts and the dates of record, deposit, distribution, termination and evaluation, together with a list of the Securities which will comprise the portfolio of the Trusts, the Statement of Financial Condition of the Trusts and the Report of Independent Registered Public Accounting Firm.

We have appreciated the courtesy and cooperation of the members of the Staff and if there are any questions on which we may be of assistance, please do not hesitate to call either Eric F. Fess (312-845-3781) or Morrison C. Warren (312-845-3484) collect.

Very truly yours,

/s/ Chapman and Cutler LLP

Chapman and Cutler LLP